Financial Investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial investments.
Financial investments	R$ 1,013,550	R$ 721,935
Financial investments in foreign currency		542
Other	506	517
Total financial investments	1,014,056	722,994
Current	973,294	712,645
Non-current	R$ 40,762	R$ 10,349
Average interest rate for Bank Certificates of Deposit and automatic applications, as a percentage of Interbank Certificates of Deposit interest rate	101.70%	101.30%
Average CDI rate during the year	4.39%	2.76%